Supplemental pension plans (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
I Projected Benefit Obligations [Abstract]
At the beginning of the year	R$ 2,141,393	R$ 1,162,005
Balance from an acquired institution	0	761,119
Cost of service	186	(1,077)	R$ (579)
Interest cost	227,980	181,595	133,385
Participant's contribution	1,197	2,831
Actuarial gain/(loss)	144,624	182,762
Benefit paid	(192,042)	(147,842)
At the end of the year	2,323,338	2,141,393	1,162,005
(ii) Plan assets comprise:
At the beginning of the year	2,127,872	1,047,782
Balance from an acquired institution	0	883,858
Expected earnings	423,546	307,728
Contributions received:
Employer	14,957	33,515
Employees	1,197	2,831
Benefits paid	(192,043)	(147,842)
At the end of the year	2,375,529	2,127,872	R$ 1,047,782
(iii) Financial position:
Plans in deficit	(149,571)	(130,293)
Plans in surplus	201,762	116,772
Net balance	R$ 52,191	R$ (13,521)